Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	$ 4,831,256	$ 4,938,959	$ 5,153,896
Operating income (loss)	646,991	(51,092)	660,436
Depreciation and amortization	705,460	802,440	882,469
Expenditures for long-lived assets	(477,779)	(621,071)	(474,189)
Long-lived assets (at year end)	1,589,775	1,627,917	1,557,515
Total assets (at year end)	13,648,502	15,159,208	15,060,162
North America Gaming and Interactive
Segment Reporting Information [Line Items]
Revenue	1,003,169
North America Lottery
Segment Reporting Information [Line Items]
Revenue	1,191,902
International
Segment Reporting Information [Line Items]
Revenue	819,983
Italy
Segment Reporting Information [Line Items]
Revenue	1,815,479
Operating Segment Total
Segment Reporting Information [Line Items]
Revenue	4,830,533	4,937,034	5,155,472
Operating income (loss)	1,198,718	1,210,327	1,374,161
Depreciation and amortization	481,876	439,101	431,936
Expenditures for long-lived assets	(468,060)	(617,107)	(470,729)
Long-lived assets (at year end)	1,589,775	1,627,917	1,557,515
Total assets (at year end)	13,436,104	14,082,870	14,720,352
Operating Segment Total | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Revenue	1,003,169	1,157,698	1,373,454
Operating income (loss)	218,860	278,963	349,275
Depreciation and amortization	105,295	81,355	86,380
Expenditures for long-lived assets	(150,440)	(147,175)	(132,297)
Long-lived assets (at year end)	287,795	271,833	394,233
Total assets (at year end)	3,655,694	3,683,258	5,577,491
Operating Segment Total | North America Lottery
Segment Reporting Information [Line Items]
Revenue	1,191,902	1,185,222	1,193,575
Operating income (loss)	296,527	289,025	299,182
Depreciation and amortization	152,135	129,517	143,941
Expenditures for long-lived assets	(163,912)	(204,104)	(148,641)
Long-lived assets (at year end)	717,223	666,627	603,927
Total assets (at year end)	2,467,487	2,460,676	2,396,557
Operating Segment Total | International
Segment Reporting Information [Line Items]
Revenue	819,983	889,064	827,305
Operating income (loss)	142,077	163,799	142,200
Depreciation and amortization	62,688	66,745	50,879
Expenditures for long-lived assets	(60,456)	(77,815)	(97,957)
Long-lived assets (at year end)	217,760	292,962	284,276
Total assets (at year end)	2,807,234	3,038,806	3,021,448
Operating Segment Total | Italy
Segment Reporting Information [Line Items]
Revenue	1,815,479	1,705,050	1,761,138
Operating income (loss)	541,254	478,540	583,504
Depreciation and amortization	161,758	161,484	150,736
Expenditures for long-lived assets	(93,252)	(188,013)	(91,834)
Long-lived assets (at year end)	366,997	396,495	275,079
Total assets (at year end)	4,505,689	4,900,130	3,724,856
Corporate Support
Segment Reporting Information [Line Items]
Revenue	0	1,203	0
Operating income (loss)	(226,231)	(197,089)	(245,600)
Depreciation and amortization	14,495	11,554	12,481
Expenditures for long-lived assets	(9,719)	(3,964)	(3,460)
Long-lived assets (at year end)	0	0	0
Total assets (at year end)	212,398	1,076,338	339,810
Purchase Accounting
Segment Reporting Information [Line Items]
Revenue	723	722	(1,576)
Operating income (loss)	(325,496)	(1,064,330)	(468,125)
Depreciation and amortization	209,089	351,785	438,052
Expenditures for long-lived assets	0	0	0
Long-lived assets (at year end)	0	0	0
Total assets (at year end)	0	0	0
Service
Segment Reporting Information [Line Items]
Revenue	4,046,314	4,136,556	4,375,586
Service | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Revenue	624,476
Service | North America Lottery
Segment Reporting Information [Line Items]
Revenue	1,111,069
Service | International
Segment Reporting Information [Line Items]
Revenue	495,497
Service | Italy
Segment Reporting Information [Line Items]
Revenue	1,814,549
Service | Operating Segment Total
Segment Reporting Information [Line Items]
Revenue	4,045,591	4,134,631	4,376,023
Service | Operating Segment Total | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Revenue	624,476	780,633	975,206
Service | Operating Segment Total | North America Lottery
Segment Reporting Information [Line Items]
Revenue	1,111,069	1,093,048	1,128,306
Service | Operating Segment Total | International
Segment Reporting Information [Line Items]
Revenue	495,497	557,049	512,668
Service | Operating Segment Total | Italy
Segment Reporting Information [Line Items]
Revenue	1,814,549	1,703,901	1,759,843
Service | Corporate Support
Segment Reporting Information [Line Items]
Revenue	0	1,203	0
Service | Purchase Accounting
Segment Reporting Information [Line Items]
Revenue	723	722	(437)
Product
Segment Reporting Information [Line Items]
Revenue	784,942	802,403	778,310
Product | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Revenue	378,693
Product | North America Lottery
Segment Reporting Information [Line Items]
Revenue	80,833
Product | International
Segment Reporting Information [Line Items]
Revenue	324,486
Product | Italy
Segment Reporting Information [Line Items]
Revenue	930
Product | Operating Segment Total
Segment Reporting Information [Line Items]
Revenue	784,942	802,403	779,449
Product | Operating Segment Total | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Revenue	378,693	377,065	398,248
Product | Operating Segment Total | North America Lottery
Segment Reporting Information [Line Items]
Revenue	80,833	92,174	65,269
Product | Operating Segment Total | International
Segment Reporting Information [Line Items]
Revenue	324,486	332,015	314,637
Product | Operating Segment Total | Italy
Segment Reporting Information [Line Items]
Revenue	930	1,149	1,295
Product | Corporate Support
Segment Reporting Information [Line Items]
Revenue	0	0	0
Product | Purchase Accounting
Segment Reporting Information [Line Items]
Revenue	$ 0	$ 0	$ (1,139)